Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
Note 8-	LEASES

The Company has operating leases for corporate offices and employees’ accommodation. These leases have remaining lease terms of 6 months to 4 years. The Company has elected to not recognize lease assets and liabilities for leases with a term less than twelve months.

The Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rates for these leases based primarily on lease terms were 4.75% in PRC, and 3.94% in Taiwan.

The components of lease costs, lease term and discount rate with respect of corporate offices and employees’ accommodation leases with an initial term of more than 12 months are as follows:

	For the Year Ended December 31,	For the Year Ended December 31,	For the Period from May 4, 2020 (Inception) to December 31,
	2022	2021	2020

Operating lease cost	$67,755	$74,887	$2,176

	December 31,	December 31,	December 31,
	2022	2021	2020

Weighted Average Remaining Lease Term - Operating leases	3.0 years	3.93 years	3.58 years

Weighted Average Discount Rate - Operating leases	3.94%	3.98%	4.75%

As of December 31, 2022, the future maturity of lease liabilities is as follows:

For the years ended December 31,	Operating Leases

2023	$62,999
2024	62,999
2025	62,999
Total undiscounted cash flows	188,997
Less: imputed interest	(10,831)
Present value of lease liabilities	178,166
Less: current portion	57,109
Non-current lease liabilities	$121,057